Investments and fair value measurements -Summary of Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Cost Basis		$ 7,139
Unrealized Gains		918
Unrealized Losses		0
Fair Value	$ 0	8,057
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Cost Basis		7,139
Unrealized Gains		918
Unrealized Losses		0
Fair Value		$ 8,057